Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 164,898	$ 100,105
Restricted cash	6,882	14,007
Accounts receivable	971	1,111
Inventories (Note 5)	11,415	10,578
Due from related parties (Notes 3 and 9)	3,447	6,012
Fair value of derivatives (Notes 18 and 19)	0	352
Insurance claims receivable	2,886	3,906
Prepaid lease rentals (Note 11)	8,752	4,982
Accrued charter revenue (Note 12)	408	457
Prepayments and other	3,914	3,546
Vessel held for sale (Note 6)	6,256	0
Total current assets	209,829	145,056
FIXED ASSETS, NET:
Capital leased assets (Note 11)	384,872	242,966
Vessels, net (Note 6)	1,688,285	2,004,650
Total fixed assets, net	2,073,157	2,247,616
NON-CURRENT ASSETS:
Equity method investments (Note 9)	153,126	117,931
Prepaid lease rentals, non-current (Note 11)	51,670	35,829
Accounts receivable, non-current (Note 3)	1,575	1,425
Deferred charges, net (Note 7)	20,367	22,809
Restricted cash	38,783	48,708
Fair value of derivatives, non-current (Notes 18 and 19)	762	0
Accrued charter revenue, non-current (Note 12)	185	569
Other non-current assets (Note 4)	8,970	12,612
Total assets	2,558,424	2,632,555
CURRENT LIABILITIES:
Current portion of long-term debt, netof deferred financing costs (Note 10)	198,277	183,828
Accounts payable	3,848	4,047
Due to related parties (Note 3)	191	371
Capital lease obligations, net (Note 11)	29,059	14,307
Accrued liabilities	11,109	15,225
Unearned revenue (Note 12)	19,668	18,356
Fair value of derivatives (Notes 18 and 19)	16,161	32,462
Other current liabilities	1,673	1,712
Total current liabilities	279,986	270,308
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	856,330	1,134,764
Capital lease obligations, net of current portion (Note 11)	331,196	217,810
Fair value of derivatives, net of current portion (Notes 18 and 19)	0	19,655
Unearned revenue, net of current portion (Note 12)	16,488	26,508
Total non-current liabilities	1,204,014	1,398,737
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	9	8
Additional paid-in capital (Note 14)	1,057,423	963,904
Retained earnings	31,416	44,247
Accumulated other comprehensive loss (Notes 18 and 20)	(14,424)	(44,649)
Total stockholders' equity	1,074,424	963,510
Total liabilities and stockholders' equity	$ 2,558,424	$ 2,632,555